FINANCE COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance Costs [Abstract]
Interest on borrowings	$ 780	$ 746
Interest on lease liabilities	70	61
Interest on post-employment benefits liability	13	11
Loss on repayment of long-term debt	0	19
Loss (gain) on foreign exchange	107	(79)
Change in fair value of derivative instruments	(97)	80
Capitalized interest	(19)	(19)
Other	27	21
Total finance costs	$ 881	$ 840